SHARE CAPITAL, TREASURY SHARES AND ADDITIONAL PAID IN CAPITAL	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Share capital, treasury shares and additional paid in capital	SHARE CAPITAL, TREASURY SHARES AND ADDITIONAL PAID IN CAPITAL
At the 2024 Annual General Meeting held in April 2024, the Company's shareholders approved a reorganization of the Company's share capital in accordance with the Bermuda Companies Act. Prior to the reorganization, the Company's authorized share capital was 10,000,000,000 shares, par value $0.10 per share. Following the reorganization, the Company's authorized share capital was adjusted to 100,000,000 shares, par value $0.01 per share. As there were 54,520,325 shares issued and fully paid at the time of the reorganization, to reflect the decrease in the par value of each share from $0.10 to $0.01, $4.9 million was transferred from share capital to contributed surplus. The shares of par value $0.01 each rank pari passu in all respects with each other.
Also at the 2024 Annual General Meeting, the Company's shareholders approved the reduction of the Company's Share Premium Account (Recognized as Additional paid-in capital in the Consolidated Statements of Changes in Shareholders’ Equity) by $300.0 million and the crediting of the same amount resulting from the reduction to the Company’s Contributed Surplus account, with effect from April 2024. The purpose of this proposal is primarily to increase the ability of the Company to make distributions to its shareholders.
Similarly, at the 2025 Annual General Meeting held in May 2025, the Company's shareholders approved a further reduction of the Company's Share Premium Account (Recognized as Additional paid-in capital in the Consolidated Statements of Changes in Shareholders’ Equity) by $200.0 million, with effect from May 2025. The purpose of this proposal was likewise primarily to increase the ability of the Company to make distributions to its shareholders.
The Company paid cash distributions of $162.3 million out of the Company's Contributed Surplus account for the year ended December 31, 2025.
The Company had an issued share capital at December 31, 2025 of $0.5 million divided into 54,520,325 ordinary shares (December 31, 2024: $0.5 million divided into 54,520,325 ordinary shares).
As of December 31, 2025, the Company holds an aggregate of 427,949 treasury shares at an aggregate cost of $4.2 million, with a weighted average of $9.64 per share (December 31, 2024: 432,557 shares at a cost of $4.2 million).
As of December 31, 2025, the Company had additional paid in capital of $704.3 million (December 31, 2024: $904.3 million). In the year ended December 31, 2025, the Company recorded share-based payments of $0.1 million and recorded a reduction in additional paid in capital of $0.0 million in relation to the distribution of treasury shares.